Fair Value Measurement	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENT [Abstract]
Fair value measurement
8.	FAIR VALUE MEASUREMENT

In accordance with ASC 820-10, the Company measures available-for-sale investments at fair value. Available-for-sale investments classified within Level 1 are valued using quoted market prices that currently available on a securities exchange registered with the Securities and Exchange Commission (SEC). The available-for-sale investments classified within Level 3 is valued based on a model utilizing unobservable inputs which require significant management judgment and estimation.

Assets measured at fail value on a recurring basis are summarized below:

	Fair Value Measurement at December 31, 2011 Using
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2011
	RMB	RMB	RMB	RMB	US$
Available-for-sale investments
Hanting	492,658,379	—	—	492,658,379	78,275,533
Dining Secretary	—	—	65,414,773	65,414,773	10,393,361

Total	492,658,379	—	65,414,773	558,073,152	88,668,894

	Fair Value Measurement at December 31, 2010 Using
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2010
	RMB	RMB	RMB	RMB	US$
Available-for-sale investments
Hanting	792,390,941	—	—	792,390,941	120,059,233
Dining Secretary	—	—	66,000,000	66,000,000	10,000,000

Total	792,390,941	—	66,000,000	858,390,941	130,059,233

There were no significant transfers between Level 1 and Level 2 investment during the year ended 2010 and 2011 and the roll forward of Level 3 investment is as following:

Amount
RMB
Fair value of available-for-sale(Level 3) investment as at December 31, 2009	—
Investment in Series B Preferred Shares of Dining Secretary	66,670,000
Transfer in and/or out of Level 3	—
Effect of exchange rate change	(670,000)
Fair value of available-for-sale (Level 3) investment as at December 31, 2010	66,000,000

Investment in Series B Preferred Shares of Dining Secretary	—
Transfer in and/or out of Level 3	—
Effect of exchange rate change	(3,061,000)
The change in fair value of the investment in Ding Secretary	2,475,773

Fair value of available-for-sale (Level 3) investment as at December 31, 2011	65,414,773

Fair value of available-for-sale investment (Level 3) as at December 31, 2011 (US$)	10,393,361

The Company determined the fair value of their investment holding in Dining Secretary by using an income approach concluding on the overall investee’s equity value and allocating this value to the various classes of preferred and common shares by using an option-pricing method. The Company used independent appraisal report, based on estimates, judgments and information of other comparable public companies, to determine its fair value.